Summary of Significant Accounting Policies - Schedule of Fair Value of the Company’s Earnout Liability (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Company’s Earnout Liability [Line Items]
Earnout liability	$ 20,000	$ 20,000
Level 1 [Member]
Schedule of Fair Value of the Company’s Earnout Liability [Line Items]
Earnout liability
Level 2 [Member]
Schedule of Fair Value of the Company’s Earnout Liability [Line Items]
Earnout liability
Level 3 [Member]
Schedule of Fair Value of the Company’s Earnout Liability [Line Items]
Earnout liability	$ 20,000	$ 20,000